Segments - Schedule of Operations Under a Single Segment of Products and Technology (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	[2]
Schedule of Operations Under a Single Segment of Products and Technology [Line Items]
Revenues from external customers		$ 29,562	$ 42,657
Total revenues		29,562	42,657
Segment results (operating loss)	[1]	(26,223)	(77,725)
Finance expenses, net		(10,366)	6,710
Loss before taxes on income		(36,589)	(84,435)	[2]	$ (80,739)
Professional Services [Member]
Schedule of Operations Under a Single Segment of Products and Technology [Line Items]
Revenues from external customers		28,523	41,589
Total revenues		28,523	41,589
Segment results (operating loss)	[1]	(17,086)	(30,690)
Products and Technology [Member]
Schedule of Operations Under a Single Segment of Products and Technology [Line Items]
Revenues from external customers		1,039	1,068
Total revenues		1,039	1,068
Segment results (operating loss)	[1]	(9,137)	(33,153)
Unallocated amounts [member]
Schedule of Operations Under a Single Segment of Products and Technology [Line Items]
Revenues from external customers	[3]
Total revenues	[3]
Segment results (operating loss)	[1],[3]		$ (13,882)

[1]	In the year ended December 31, 2023, the Company recorded impairment of goodwill and intangible assets related to professional service and product and technology segments in the amount of $12,735 thousand and $2,523 thousand, respectively.
[2]	Comparative figures including the discontinued operation results.
[3]	Expenses related to RNER merger transaction and ELOC See Note 5 and Note 28 respectively.